SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5 - 6 years
Electronic and other equipment	3 - 10 years

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Table Text Block]
The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life

Customer relationship	57 - 60 months
Order backlog	21 - 33 months
Patents and copyrights	60 - 120 months

Residual values are considered nil.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The effect of adopting ASC 606 as of July 1, 2018 was, as follows:

	As of July 1, 2018
	As previously reported	Balances under New Revenue Standard 606	Effect of change higher/ (lower)
		(Unaudited)

Consolidated balance sheet
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	$161,012	$202,098	$41,086
Inventories	58,074	43,314	(14,760)
Other tax payables	7,801	12,738	4,937
Retained earnings	578,079	599,468	21,389

The effect of adopting ASC 606 for the current period was as follows:

	Six Months Ended December 31, 2018
	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
	(Unaudited)
Consolidated statement of comprehensive income
Revenue from services	$40,892	$25,780	$15,112
Costs of services rendered	14,467	9,053	5,414
Net income attributable to Hollysys Automation Technologies Ltd.	72,036	62,338	9,698
Net income per ordinary share:
Basic	1.19	1.03	0.16
Diluted	1.18	1.02	0.16

	As at December 31, 2018
	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
	(Unaudited)
Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$272,008	$271,048	$960
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	221,581	166,946	54,635
Inventories	35,568	55,266	(19,698)
Deferred revenue	141,365	142,863	(1,498)
Other tax payables	6,054	(962)	7,016
Deferred tax liabilities	12,083	7,486	4,597
Income tax payable	3,668	8,265	(4,597)
Retained earning	659,714	628,627	31,087
Accumulated other comprehensive income	(31,666)	(30,958)	(708)